ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME, RECLASSIFICATION OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Gain on sale of investment securities	$ 4		$ 85
Compensation and benefits	(12,053)		(10,982)
Income tax expense	(1,957)		(1,725)
NET INCOME	6,575		5,383
Reclassification Out Of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
NET INCOME	(171)
Unrealized Gains (Losses) on Securities Available for Sale [Member] | Reclassification Out Of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Gain on sale of investment securities	4	[1]
Income tax expense	(1)	[1]
NET INCOME	3	[1]
Defined Benefit Pension Plan [Member] | Reclassification Out Of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Compensation and benefits	(264)	[2]
Income tax expense	90	[2]
NET INCOME	$ (174)	[2]

[1]	Included in the computation of net periodic pension cost. See Note 12 – Benefit Plans for additional detail.
[2]	Amounts in parentheses indicate debits.